Legal Matters (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2011 item	Nov. 30, 2011 item	Dec. 31, 2012	Sep. 30, 2012
Contract awarded by Iran
Legal Matters
Arbitration award amount			$ 2.8	$ 2.8
Amount of accrued liability			8.8	8.8
Amount of accrued interest			0.2	0.2
Amount of attorney's fees			0.6	0.1
Claim from public transit authority customer
Legal Matters
Period prior to acquisition of contract during which a former employee was committing illegal acts			2 years	2 years
Number of employees alleged for loss of revenue due to inappropriate and illegal actions	1	1
Estimated loss of revenue			$ 2.9	$ 2.9